Fair Value Measurements (Details 2b)	9 Months Ended
Dec. 31, 2015 USD ($)
Fair Value Measurements Details 2b
Warrant liability, beginning of period	$ 3,008,500
Mark to Market gain included in net income	1,894,700
Recognition of warrant liability during period	$ (4,903,200)
Warrant liability, end of period